Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	TOUCHSTONE VARIABLE SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000920547
Document Creation Date	dei_DocumentCreationDate	Feb. 20, 2015
Document Effective Date	dei_DocumentEffectiveDate	Feb. 20, 2015
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014